Annual Total Returns (Vanguard Total World Stock Index Fund - Institutional Shares Institutional) (Vanguard Total World Stock Index Fund, Vanguard Total World Stock Index Fund - Institutional Shares)	12 Months Ended
Oct. 31, 2014
Vanguard Total World Stock Index Fund | Vanguard Total World Stock Index Fund - Institutional Shares
Annual Total Return
2014	4.00%
2013	23.00%
2012	17.35%
2011	(7.71%)
2010	13.08%
2009	33.67%